Contingencies, Commitments and Guarantees - Schedule of future undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 16
2024	9
2025	7
2026	6
2027	2
Remaining years after 2027	6
Total undiscounted lease payments	46
Less: Present value adjustment	3
Net lease liabilities	$ 43	$ 66